Note 18 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification to Interest and finance costs, effective portion	$ (1,885)	$ 74	$ 11,393
Reclassification to Interest and finance costs, ineffective portion	0	0	0
Unrealized gain / (loss) on cash flow hedges, net (Notes 18 and 20)	(5,816)	5,456	13,392
Total, ineffective portion	0	0	0
Interest Rate Swap [Member]
Interest rate swaps, effective portion	(3,931)	5,382	1,999
Interest rate swaps, ineffective portion	$ 0	$ 0	$ 0